FINANCE LEASES - Outstanding Obligations Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Lease, Liability, Payment, Due [Abstract]
2025	$ 22,551
2026	20,617
2027	20,617
2028	12,319
Thereafter	0
Minimum lease payments	76,104
Less: imputed interest	(8,117)
Present value of obligations under finance leases	$ 67,987	$ 87,588	$ 105,975